Basis of Preparation	6 Months Ended
Jun. 30, 2021
Basis of preparation [Abstract]
Basis of preparation
2.	Basis of preparation

Statement of compliance

These condensed consolidated interim financial statements as of June 30, 2021 and for the six months ended June 30, 2021 have been prepared in accordance with International Accounting Standard 34 Interim Financial Reporting (“IAS 34”) and should be read in conjunction with the audited consolidated financial statements as of and for the year ended December 31, 2020.

These condensed consolidated interim financial statements include all adjustments that are necessary to fairly state the results of the interim period. The Group believes that the disclosures are adequate to make the information presented not misleading. Interim results are not necessarily indicative of results to be expected for the full year. Management does not consider the business to be seasonal or cyclical.

Certain information and footnote disclosures normally included in consolidated financial statements prepared in accordance with International Financial Reporting Standards (“IFRS”), as issued by the International Accounting Standards Board, have been condensed or omitted as permitted by IAS 34. The condensed consolidated statement of financial position as of December 31, 2020 was derived from the audited consolidated financial statements.

The interim condensed consolidated financial statements were authorized for issuance by the Company’s Audit Committee on September 7, 2021

Functional and reporting currency

These interim condensed consolidated financial statements are presented in Swiss Francs (“CHF”), which is the Company’s functional currency (“functional currency”) and the Group’s reporting currency.

2020 Reduction of the nominal value

The annual general assembly of the shareholders held on June 4, 2020, agreed to reduce the nominal value of the Company’s common share from CHF 0.40 to CHF 0.01. The reduction became effective from June 30, 2020.

Significant accounting policies

The accounting policies applied by the Group in these condensed consolidated interim financial statements are the same as those applied by the Group in its audited consolidated financial statements as of and for the year ended December 31, 2020 and have been applied consistently to all periods presented in these condensed consolidated interim financial statements, unless otherwise indicated.

New standards, amendments and interpretations adopted by the Group

Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16	Interest Rate Benchmark Reform – Phase 2

The application of these new standards, amendments to standards and interpretations does not have material impact on the financial statements of the Group.

Asset Purchase

On June 1, 2021, we acquired 100% of the share capital of privately held Trasir Therapeutics Inc. (“Trasir”) through the merger of our subsidiary Auris Medical Inc. with and into Trasir (the “Merger”), with Trasir surviving the merger as the surviving entity. Trasir was subsequently renamed Altamira Therapeutics, Inc. and redomiciled in Dover, Delaware. Founded in 2014, Trasir has been a pioneer in the development of nanoparticles for extrahepatic oligonucleotide delivery.

The purchase price for Trasir comprised: (i) 764,370 non-registered common shares of the Company, par value CHF 0.01 per share, calculated based on a value of USD 2,500,000 divided by the average closing price of the Common Shares on the 15 trading days preceding the closing date (the “Reference Price”, which amounted to USD 3.27 per Common Share); (ii) contingent on the occurrence of positive results from a subsequent post-closing scientific study led by Trasir (“Positive Results”), USD 1,500,000 of common shares of the Company to be calculated based on the average closing price of the common shares on the 15 trading days preceding the occurrence of Positive Results; and (iii) USD 210,000 for expenses incurred by certain selling Trasir shareholders paid in USD 180,000 in cash and 9,173 non-registered common shares based on the Reference Price.

Trasir’s main asset is an exclusive license agreement (the “License Agreement”) with Washington University located in St. Louis, Missouri (“WU”). Pursuant to the License Agreement, WU granted Trasir an exclusive, worldwide, royalty-bearing license (with the right to sublicense) during the term of the License Agreement under certain patent rights owned or controlled by WU to research, develop, make, have made, sell, offer for sale, use and import pharmaceutical products covered under such patent rights for all fields of use. Such licensed products may include “silencing RNA” (siRNAs) pharmaceutical preparations formulated in combination with Trasir’s proprietary delivery technologies. In consideration for such worldwide, exclusive license, the Company (through its acquisition of Trasir, described above) will be obligated to pay WU: annual license maintenance fees in the low five figures through first commercial sale; pre-clinical and clinical regulatory milestones; sales milestones; and a low single digit royalty based on annual net sales of licensed products worldwide for at least the applicable patent term or period of marketing exclusivity, whichever is longer, but in no case less than a minimum royalty term of 12 years; and a percentage share (in the double digits) of sublicensing revenues received by the Company in connection with licensed products. Such regulatory and sales milestones may total up to an aggregate of USD 4,375,000. In the event the Company fails to meet certain regulatory diligence milestones, WU will have the right to terminate the license.

The acquisition of Trasir was treated as an asset acquisition because substantially all the fair value is concentrated in a single identifiable asset, the License Agreement with WU. The acquisition of the license is settled to a large extent in exchange for a variable number of the Company’s publicly listed shares. IFRS 2 “Share-based payments” was applied. With regards to the contingent part of the purchase price as mentioned under (ii) above, a downward adjustment of CHF 269,700 to the estimated fair value was made to reflect the possibility of not meeting the condition of Positive Results. As of June 30, 2021, the total carrying amount of the license acquired amounted to CHF 3,713,336, including directly attributable transaction costs of CHF 198,246.

Intangible assets

As of June 30, 2021, Intangible assets amounted to CHF 14,544,282, compared to CHF 9,115,410 as of December 31, 2020. The increase is due to the acquisition of the License agreement with Washington University in the value of CHF 3,713,336 and the capitalization of development costs related to the AM-125 program in the amount of CHF 1,715,536.